Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of March 31,
	2026	2025
	US$	US$
Accounts receivable, gross	201,477	395,901
Less: allowance for expected credit losses	—	—
Accounts receivable, net	201,477	395,901

Accounts receivable, net as of March 31, 2026 and 2025 are aged within one year. Up to June 30, 2026, all outstanding accounts receivable balances as of March 31, 2026 were fully settled.